Net Income per Share (Calculation of Basic and Diluted EPS) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Income per Share [Abstract]
Net income	$ 4,244	$ 2,546
Less: Preferred stock dividends and discount accretion	1,602	1,558
Income available to common shareholders	$ 2,642	$ 988
Weighted average common shares outstanding - Basic	7,477	7,333
Plus: Potential dilutive common stock equivalents	317	402
Weighted average common shares oustanding - Diluted	7,794	7,735
Net income per common share - Basic	$ 0.35	$ 0.13
Net income per common share - Diluted	$ 0.34	$ 0.13
Stock options and common stock excluded from the income per share computation as their effect would have been anti-dilutive	506	372